CHANGES IN OPERATING ASSETS AND LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHANGES IN OPERATING ASSETS AND LIABILITIES
Accounts receivable and other	(122)	121	(878)
Accounts receivable from affiliates	43	(17)	8
Inventory	42	93	(124)
Deferred amounts and other assets	(380)	(320)	(16)
Accounts payable and other	(319)	421	642
Accounts payable to affiliates	(48)	41	(22)
Interest payable	15	7	31
Other long-term liabilities	109	57	(65)
Changes in operating assets and liabilities	(660)	403	(424)